Right-of-use assets and Lease liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Depreciation of right-of-use assets	$ 76	$ 81	$ 79
Total lease liabilities	430	406
Current lease liabilities	71	67
Non-current lease liabilities	$ 359	$ 339